LONG-TERM LOANS AND OTHER BORROWINGS - Other borrowings (Details) $ in Millions, Rp in Billions	Dec. 31, 2022 IDR (Rp)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 IDR (Rp)
Disclosure of detailed information about borrowings [line items]
Current maturities	Rp (8,858)		Rp (9,690)
Long-term portion	27,331	$ 1,756	36,319
PT Sarana Multi Infrastruktur
Disclosure of detailed information about borrowings [line items]
Total loans and other borrowings	1,315		2,609
Unamortized debt issuance cost	(1)		(4)
Total loans and other borrowings	1,314		2,605
Current maturities	(952)		(1,041)
Long-term portion	Rp 362		Rp 1,564